SUBSEQUENT EVENTS	9 Months Ended
Sep. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 12 - SUBSEQUENT EVENTS

On November 1, 2013, the Company issued a promissory note in the principal amount of CAD2,200 (US$2,134) to an agent of the Company as consideration for the transfer of 22 mining claims to the Company.  The promissory note is non-interest bearing and has a maturity date of November 1, 2014.